Note 4 - Property and Equipment (Details) - USD ($)	3 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2013	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014
Details
Depreciation Expense	$ 0	$ 2,103	$ 0	$ 416